Equity	12 Months Ended
Dec. 31, 2021
Disclosure Of Stockholders Equity Note Explanatory [Abstract]
EQUITY

NOTE 13:- EQUITY

a.	Rights attached to shares:

An Ordinary share confers upon its holder(s) a right to vote at the general meeting, a right to participate in distribution of dividends, and a right to participate in the distribution of surplus assets upon liquidation of the Company.

b.	On May 15, 2015, the Company completed a public offering of securities in the United States of American Depositary Shares (ADSs) and warrants. Each ADS represents 40 Ordinary shares of the Company.

Accordingly, on May 12, 2015, the Company allocated 76,400,000 Ordinary shares of the Company to the U.S. public. The Company also allocated 2,038,000 tradable warrants in the U.S., which were exercisable into ADSs for a five year period, until May 15, 2020 at an exercise price of $ 6.25 for each warrant. The immediate gross consideration for the offering amounted to a total of NIS 36,607 ($ 9,382). The offering expenses amounted to a total of NIS 5,576. In addition, in accordance with the underwriting agreement, the Company granted the underwriters 95,500 warrants, under the same terms and conditions as the warrants offered to the public.

At the time of the offering, the Company recorded an increase in equity in respect of shares, totaling NIS 26,417, net (after deduction of offering expenses totaling NIS 4,860) and liability related to the warrants in the amount of NIS 7,398 thousand (offering expenses for warrants totaling NIS 1,197 were recorded as financial expenses). On June 24, 2015, the Company issued an additional 110,000 ADSs to the underwriters in consideration of a total gross amount of NIS 2,069 ($ 530). Issuance expenses amounted to NIS 134. The warrants are measured at their fair value based on their quote price at the end of each reporting date. The Company recorded financial expenses in the amount NIS 11,400 and NIS 14,467 in 2019 and 2020, respectively, for revaluation of these warrants.

c.	On June 13, 2019, the Company issued 334,520 Ordinary shares (equivalent to 8,363 NASDAQ listed ADSs) in consideration of NIS 188 (approximately $ 53).

d.	On July 16, 2019, the Company closed a public offering and issued 3,057,466 NASDAQ listed ADSs (equivalent to 122,298,640 Ordinary shares) and 18,298,898 Ordinary shares (equivalent to 457,472 NASDAQ listed ADSs) in consideration of $ 20,000 (approximately NIS 71,300) to a number of investors.

As part of this public offering, Angels Investments in High Tech Ltd. (“AIHT”) exercised their option to purchase, under the same terms of the public offering, 2,203,640 ADSs and 141,538 Ordinary shares offered in the public offering that were not purchased by other shareholders. In total, the investment through AIHT in this offering was approximately $ 16,670, making AIHT a controlling shareholder (as defined under the Israeli Companies Law) with a holding of about 42% in BiondVax.

e.	On May 15, 2020 540,639 NASDAQ listed warrants expired.

f.	On July 8, 2020 6,000 ADS options were exercised into 240,000 Ordinary shares at an exercise price of $7.98 for a total consideration of NIS 166 (approximately $ 48).

g.	During the year ended December 31, 2020, 676,118 NASDAQ listed warrants were exercised into 27,044,720 Ordinary shares at an exercise price of $6.25 for a total consideration of NIS 14,790 (approximately $ 4,298) and 611,565 NASDAQ listed warrants to purchase ADSs at an exercise price of $6.25 were exercised on a cashless basis into 24,462,600 Ordinary shares.

h.	On February 2, 2021, the Company closed an underwritten offering in which it sold 2,434,783 ADSs at a public offering price of $4.95 per ADS. On February 10, 2021, Aegis Capital Corp., the sole bookrunning manager for the underwritten offering, fully exercised its over-allotment option to purchase an additional 365,217 ADSs, bringing total gross proceeds to the Company from the offering including exercise of the over-allotment option of approximately $13,800. The Company received a net sum of $12,465 (approximately NIS 41,137) after deduction of issuance expenses of $371 (approximately NIS 1,155).

i.	An amendment to the Company’s Articles of Association increasing the registered share capital of the Company by an additional 1,100,000,000 Ordinary Shares (the equivalent of 27,500,000 ADSs) such that the total registered share capital of the Company would consist of 1,800,000,000 Ordinary Shares, no par value (the equivalent of 45,000,000 ADSs).

j.	On December 27, 2021, the Company closed an underwritten offering in which it sold 3,813,560 ADSs at a public offering price of $2.36 per ADS. On December 27, 2021, Aegis Capital Corp., the sole bookrunning manager for the underwritten offering, fully exercised its over-allotment option to purchase an additional 330, 508 ADSs, bringing total gross proceeds to the Company from the offering including exercise of the over-allotment option of approximately $9,780. The Company received a net sum of $8,817 (approximately NIS 27,866) after deduction of issuance expenses of $1,593 (approximately NIS 3,039).